Related Party Transactions - Summary of Compensation of Key Officers by Benefit Type (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	₱ 311	₱ 401	₱ 325
Share-based payments (Note 26)	138	83
Post-employment benefits (Note 26)	58	30	27
Total compensation paid to key officers of the PLDT Group	₱ 507	₱ 514	₱ 352